Supplemental Equity and Comprehensive Income Information - Stock Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value per share (in dollars per share)	$ 0.01				$ 0.01				$ 0.01				$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000				3,000,000,000				3,000,000,000				3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued (in shares)	944,033,056				944,033,056				944,033,056				944,033,056	944,033,056	944,033,056
Preferred stock, shares authorized (in shares)	10,000,000				10,000,000				10,000,000				10,000,000	10,000,000	10,000,000
Dividends declared in current period (in dollars per share)	$ 1.48	$ 1.48	$ 1.48	$ 1.48	$ 1.47	$ 1.47	$ 1.47	$ 1.47	$ 1.44	$ 1.44	$ 1.44	$ 1.44	$ 5.92	$ 5.88	$ 5.76
Cumulative effect on equity, increase (decrease)	$ 15,117				$ 12,931				$ 10,126				$ 15,117	$ 12,931	$ 10,126		$ 9,848
Retained Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)	45,821				43,821				42,130				45,821	43,821	42,130		40,684
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)	$ (6,750)				$ (7,721)				$ (8,134)				$ (6,750)	$ (7,721)	$ (8,134)		(6,914)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																$ (5)
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																$ (5)	(853)
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of ASU No. 2018-02
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																	0
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of ASU No. 2018-02 | Retained Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																	853
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of ASU No. 2018-02 | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																	(853)
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of ASU No. 2016-02
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																	14
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of ASU No. 2016-02 | Retained Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																	14
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of ASU No. 2016-02 | Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect on equity, increase (decrease)																	$ (14)